Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
$875.0 Million Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 875.0	$ 875.0
$750.0 Million Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	75.0	75.0
$375.0 Million Term Loan B
Debt Instrument [Line Items]
Term loan amount	375.0	375.0
Original issue discount		0.7
$700.0 Million 4.750% Senior Unsecured Notes
Debt Instrument [Line Items]
Term loan amount	$ 700.0	$ 700.0
Interest rate	4.75%	4.75%
$565.0 Million 3.625% Senior Unsecured Notes
Debt Instrument [Line Items]
Term loan amount	$ 565.0	$ 565.0
Interest rate	3.625%	3.625%
662.9 Million Norwegian Epic Term Loan
Debt Instrument [Line Items]
Term loan amount | €			€ 662.9	€ 662.9
Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Term loan amount	$ 260.0	$ 260.0
$230 Million Pride of America Term Loan
Debt Instrument [Line Items]
Term loan amount	230.0	230.0
529.8 Million Breakaway One Loan
Debt Instrument [Line Items]
Term loan amount | €			529.8	529.8
529.8 million Breakaway Two Loan
Debt Instrument [Line Items]
Term loan amount | €			529.8	529.8
590.5 million Breakaway Three Loan
Debt Instrument [Line Items]
Term loan amount | €			590.5	590.5
729.9 million Breakaway Four Loan
Debt Instrument [Line Items]
Term loan amount | €			729.9	729.9
EUR 710.8 Million Seahawk 1 Term Loan
Debt Instrument [Line Items]
Term loan amount | €			710.8	710.8
EUR 748.7 Million Seahawk 2 Term Loan
Debt Instrument [Line Items]
Term loan amount | €			€ 748.7	€ 748.7
Marina Newbuild Loan
Debt Instrument [Line Items]
Net unamortized premium	0.1
Riviera Newbuild Loan
Debt Instrument [Line Items]
Net unamortized premium	$ 0.1	$ 0.2